RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Transactions with related parties	$ 161,264	$ 4,464,919
Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Transactions with related parties	$ 161,264	$ 4,464,919